Long-Term Debt (Details) - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Sep. 30, 2016	Dec. 08, 2016
Line Of Credit Facility [Line Items]
Revolving loan credit facility	$ 200,000,000
Borrowing base of credit facility	80,000,000
Properties net book value	$ 166,720,207
Credit facility maturity	Nov. 30, 2018
Effective Interest rate	2.73%
Funded debt to EBITDA ratio	400.00%
Availability under outstanding credit facility	$ 35,500,000
Minimum [Member]
Line Of Credit Facility [Line Items]
Current ratio	100.00%
Minimum [Member] | Prime Rate [Member]
Line Of Credit Facility [Line Items]
Interest rate basis	0.375%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line Of Credit Facility [Line Items]
Interest rate basis	1.875%
Maximum [Member] | Prime Rate [Member]
Line Of Credit Facility [Line Items]
Interest rate basis	1.125%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line Of Credit Facility [Line Items]
Interest rate basis	2.625%
Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Borrowing base of credit facility		$ 80,000,000